Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Cash flow from operating activities
Net loss		$ (5,491)	$ (4,308)
Adjustments required to reconcile net loss to net cash used in operating activities
Depreciation and amortization			83
Stock-based compensation expense		306	415
Amortization of premium on marketable debt securities		21
Derivative expenses		32
Impairment of Associate		526
Interest income from short-term deposits		(164)	(25)
Interest income from loan to associate		(10)
Loss (gain) from realization of marketable debt securities		(9)	3
Finance expenses (income)		(3)	1
Changes in operating assets and liabilities:
Decrease in other accounts receivable		123	54
Increase (decrease) in trade payables		366	(537)
Increase (decrease) in other accounts payable		(67)	342
Net cash used in operating activities		(4,370)	(3,972)
Cash flow from investing activities
Purchase of available for sale securities		(1,689)	(3,329)
Withdrawal from (investment in) short term deposits		(3,900)	400
Sale of available-for-sale securities		786	4,267
Net cash provided by (used in) investing activities		(4,803)	1,338
Cash flow from financing activities
Issuance of ordinary shares in relation to ATM	[1]	7,664	3,938
Issuance of ordinary shares in relation to SEPA	[2]	174	4,400
Net cash provided by financing activities		7,838	8,338
Increase (decrease) in cash and cash equivalents and restricted cash		(1,335)	5,704
Cash and cash equivalents and restricted cash at the beginning of the period		4,773	2,978
Cash and cash equivalents and restricted cash at the end of the period		3,438	8,682
Supplemental disclosure of cash flow information:
Cash received from interest		$ 618	$ 324

[1]	See Note 3.4
[2]	See Note 3.3